Major Accounting Policies - Research and Development (Details) - Nu Scale Power - Cost-sharing agreement, research and development activities $ in Millions	1 Months Ended
May 31, 2014 USD ($)
Research and Development
Recovery of Direct Costs	$ 217
Cost reimbursement (as a percent)	43.00%